Supplemental Consolidating Financial Information - Additional Information (Detail) (USD $)	9 Months Ended											1 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Apr. 05, 2011	Sep. 30, 2012 11.25% Senior Notes due 2016 [Member]	Dec. 31, 2011 11.25% Senior Notes due 2016 [Member]	Feb. 04, 2008 11.25% Senior Notes due 2016 [Member]	Sep. 30, 2012 11.25% Senior Notes due 2017 [Member]	Jun. 27, 2008 11.25% Senior Notes due 2017 [Member]	Jun. 27, 2008 11.5% / 12.5% Senior PIK Election Notes due 2017 [Member]	Sep. 30, 2012 11.5% / 12.5% Senior PIK Election Notes due 2017 [Member] Minimum [Member]	Sep. 30, 2012 11.5% / 12.5% Senior PIK Election Notes due 2017 [Member] Maximum [Member]	Apr. 05, 2011 7 1/4% Senior Notes due 2019 [Member]	Apr. 05, 2011 2021 Jackson Notes [Member]
Aggregate principal amount of senior notes			$ 2,650,000,000		$ 1,000,000,000	$ 1,300,000,000		$ 2,800,000,000	$ 2,300,000,000			$ 1,500,000,000	$ 1,150,000,000
Senior Notes, interest rate				11.25%			11.25%			11.50%	12.50%	7.25%	7.25%
Debt instrument maturity date												Jan. 01, 2019	Jan. 01, 2021
Other comprehensive income	$ 3,053,000	$ 2,938,000